Income Taxes - Schedule of Reconciliation Between Total Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before tax	$ (22,198,074)	$ (42,064,021)	$ (6,805,575)
Income tax benefits calculated at 25%	(5,549,519)	(10,516,005)	(1,701,394)
Effect of tax holiday	(81,327)	(14,009)	(4,431,103)
Effect of income tax rate difference in other jurisdictions	(263,288)	(223,454)	236,759
Non-deductible expenses	3,108,453	10,229,536	3,645,741
Non-taxable income	(3,064,834)	(3,780,428)	(113,170)
Change in valuation allowance	5,903,294	4,628,776	6,523,770
Income tax expense	$ 52,779	$ 324,416	$ 4,160,603